Commitments and Contingencies (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Future minimum rental payments for operating leases
2014	$ 280,000	$ 333,000
2015	319,000	319,000
2016	329,000	329,000
2017	3,000	3,000
2018	2,000	2,000
Total future minimum rental payments, operating leases	$ 933,000	$ 986,000